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                           Allmerica Investment Trust

                   Supplement to Prospectus dated May 1, 2001

On February 12, 2002, the Board of Trustees of the Trust, including the Trustees who are not "interested persons", as defined under the Investment Company Act of 1940 ("1940 Act"), approved for each Fund a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act (the "12b-1 Plan"). The Board of Trustees has submitted the 12b-1 Plan for approval by the shareholders of each Fund at a special meeting of shareholders scheduled for March 27, 2002. If approved by the shareholders, the 12b-1 Plan will become effective May 1, 2002. Fees payable under the 12b-1 Plan would be used to support the sale and distribution of the Funds' shares and certain services to investment accounts. The 12b-1 Plan would authorize payment of a distribution and service fee at an annual rate of up to
0.25 percent of a Fund's average daily net assets, although the Board of Trustees has determined to implement this fee at an initial annual rate of 0.15 percent of each Fund's average daily net assets.

If the 12b-1 Plan is approved by shareholders of each Fund, the section of this prospectus entitled "Expense Summary" would be replaced in its entirety by the following:

                                 Expense Summary

Expenses are one of several factors to consider when investing in a Fund. Expenses shown are based on expenses incurred in respect of shares of the Funds for the 2000 fiscal year, except the Funds were not subject to any distribution fees during the 2000 fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $10,000 investment in each Fund over specified periods.

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you invest in the Funds. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

                                                                                                       Total Annual
                                            Shareholder Fees                                               Fund
                                          (fees paid directly      Annual Fund Operating Expenses        Operating
                                          from your investment) (expenses deducted from Fund assets)     Expenses
                                          --------------------  ------------------------------------  --------------

                                                                Management   Distribution   Other
                                                                   Fees      (12b-1)Fees   Expenses
 .....................................................................................................................
       Select Emerging Markets Fund               None             1.35%        0.15%        0.54%     2.04%  (1),(2)
 .....................................................................................................................
       Select Aggressive Growth Fund              None             0.78%        0.15%        0.05%     0.98%  (1),(2)
 .....................................................................................................................
       Select Capital Appreciation Fund           None             0.87%        0.15%        0.07%     1.09%  (1),(2)
 .....................................................................................................................
       Select Value Opportunity Fund              None             0.88%(1)     0.15%        0.06%     1.09%  (1),(2)
 .....................................................................................................................
       Select International Equity Fund           None             0.88%        0.15%        0.11%     1.14%  (1),(2)
 .....................................................................................................................
       Select Growth Fund                         None             0.76%        0.15%        0.05%     0.96%  (1),(2)
 .....................................................................................................................
       Select Strategic Growth Fund               None             0.85%        0.15%        0.30%     1.30%  (1),(2)
 .....................................................................................................................
       Core Equity Fund                           None             0.52%        0.15%        0.05%     0.72%  (1),(2)
 .....................................................................................................................
       Equity Index Fund                          None             0.27%        0.15%        0.06%     0.48%  (1),(2)
 .....................................................................................................................
       Select Growth and Income Fund              None             0.67%        0.15%        0.06%     0.88%      (1)
 .....................................................................................................................
       Select Strategic Income Fund               None             0.60%        0.15%        0.17%     0.92%      (1)
 .....................................................................................................................
       Select Investment Grade
         Income Fund                              None             0.42%        0.15%        0.07%     0.64%      (1)
 .....................................................................................................................
       Government Bond Fund                       None             0.50%        0.15%        0.11%     0.76%      (1)
 .....................................................................................................................
       Money Market Fund                          None             0.31%        0.15%        0.05%     0.51%      (1)
 .....................................................................................................................

(1)Through December 31, 2002, Allmerica Financial Investment Management Services, Inc. (the "Manager") has agreed to a voluntary expense limitation of 1.35% of average net assets for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value




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   Opportunity Fund, 1.50% for the Select International Equity Fund, 1.20% for
   the Select Growth Fund, Select Strategic Growth Fund and Core Equity Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Strategic Income Fund, Select Investment Grade Income Fund and Government Bond Fund, and 0.60% for the Equity Index Fund and Money Market Fund.

   In addition, through December 31, 2002 the Manager has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver shall not exceed the net amount of management fees earned by the Manager from the Fund after subtracting fees paid by the Manager to the Fund's Sub-Adviser.

   Through December 31, 2002, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets.

   The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2)These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 1.99% for Select Emerging Markets Fund, 0.96% for the Select Aggressive Growth Fund, 1.08% for the Select Capital Appreciation Fund, 1.02% for the Select Value Opportunity Fund, 1.13% for the Select International Equity Fund, 0.95% for the Select Growth Fund, 1.25% for the Select Strategic Growth Fund, 0.67% for the Core Equity Fund and 0.47% for the Equity Index Fund.

   Example

   This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

   The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        Fund                           1 Year           3 Years         5 Years         10 Years
   .................................................................................................................
          Select Emerging Markets Fund                 $ 209            $ 646           $1,108          $2,387
   .................................................................................................................
          Select Aggressive Growth Fund                $ 100            $ 314            $ 544          $1,206
   .................................................................................................................
          Select Capital Appreciation Fund             $ 112            $ 348            $ 604          $1,334
   .................................................................................................................
          Select Value Opportunity Fund                $ 112            $ 348            $ 604          $1,334
   .................................................................................................................
          Select International Equity Fund             $ 117            $ 364            $ 631          $1,392
   .................................................................................................................
          Select Growth Fund                            $ 98            $ 307            $ 533          $1,182
   .................................................................................................................
          Select Strategic Growth Fund                 $ 133            $ 415            $ 717          $1,575
   .................................................................................................................
          Core Equity Fund                              $ 74            $ 231            $ 402          $ 897
   .................................................................................................................
          Equity Index Fund                             $ 49            $ 154            $ 269          $ 605
   .................................................................................................................
          Select Growth and Income Fund                 $ 90            $ 282            $ 490          $1,088
   .................................................................................................................
          Select Strategic Income Fund                  $ 94            $ 295             N/A            N/A
   .................................................................................................................
          Select Investment Grade Income Fund           $ 66            $ 205            $ 358          $ 800
   .................................................................................................................
          Government Bond Fund                          $ 78            $ 244            $ 424          $ 945
   .................................................................................................................
          Money Market Fund                             $ 52            $ 164            $ 286          $ 642
   .................................................................................................................


                            Dated: February 13, 2002